LVIP Mondrian Global Income Fund
Schedule of Investments
March 31, 2025 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–1.25%
Germany–0.36%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,526,807
			1,526,807
Norway–0.89%
Equinor ASA 1.63% 2/17/35	EUR	4,133,000	3,751,132
			3,751,132
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/49		106,828	96
			96
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/49		150,000	2,250
			2,250
Total Corporate Bonds (Cost $6,800,252)			5,280,285
ΔSOVEREIGN BONDS–56.40%
Australia–3.94%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	915,980
1.75% 6/21/51	AUD	3,000,000	988,769
2.75% 6/21/35	AUD	5,000,000	2,696,822
3.00% 3/21/47	AUD	3,600,000	1,674,363
3.25% 4/21/25	AUD	2,200,000	1,373,988
3.25% 4/21/25	AUD	3,250,000	2,029,755
3.25% 6/21/39	AUD	6,900,000	3,698,720
4.75% 4/21/27	AUD	5,100,000	3,253,147
			16,631,544
Austria–2.81%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,155,933
6.25% 7/15/27	EUR	4,000,000	4,709,934
			11,865,867
Belgium–1.94%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	854,394
0.40% 6/22/40	EUR	8,250,000	5,577,379
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	1,875,000	1,779,988
			8,211,761
Canada–1.95%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,780,713
1.00% 6/1/27	CAD	6,422,000	4,328,385
3.50% 12/1/45	CAD	200,000	145,465
			8,254,563
China–1.12%
China Government Bonds 2.68% 5/21/30	CNY	32,700,000	4,725,844
			4,725,844
Finland–1.10%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,627,526
			4,627,526
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France–4.54%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	$1,548,969
0.75% 5/25/52	EUR	5,250,000	2,670,588
1.50% 5/25/31	EUR	10,026,297	9,998,315
2.75% 2/25/29	EUR	4,540,000	4,944,296
			19,162,168
Germany–3.33%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	1,749,000	1,759,385
1.25% 8/15/48	EUR	1,650,000	1,252,855
2.50% 7/4/44	EUR	1,622,000	1,615,779
2.60% 8/15/34	EUR	5,321,000	5,706,473
4.00% 1/4/37	EUR	3,100,000	3,732,612
			14,067,104
Italy–5.06%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	2,400,000	2,592,610
1.80% 3/1/41	EUR	2,950,000	2,309,354
2.00% 2/1/28	EUR	4,300,000	4,605,440
2.45% 9/1/33	EUR	2,500,000	2,493,474
2.95% 9/1/38	EUR	6,800,000	6,528,908
4.75% 9/1/44	EUR	2,500,000	2,859,727
			21,389,513
Japan–4.95%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,441,113
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	5,869,902
1.60% 6/20/30	JPY	300,000,000	2,048,717
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	2,681,539
1.70% 9/20/44	JPY	1,200,000,000	7,384,332
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	496,953
			20,922,556
Malaysia–2.00%
Malaysia Government Bonds
3.50% 5/31/27	MYR	21,094,000	4,762,942
3.90% 11/30/26	MYR	15,000,000	3,410,949
3.90% 11/16/27	MYR	1,150,000	262,038
			8,435,929
Mexico–4.33%
Mexican Bonos 7.50% 6/3/27	MXN	75,000,000	3,585,355
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	1,514,877
7.75% 11/13/42	MXN	150,000,000	6,015,393
8.00% 11/7/47	MXN	161,700,000	6,518,174
8.50% 11/18/38	MXN	15,100,000	674,584
			18,308,383
Netherlands–1.13%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,458,051
2.75% 1/15/47	EUR	3,300,000	3,326,641
			4,784,692
New Zealand–5.89%
New Zealand Government Bonds
1.75% 5/15/41	NZD	23,600,000	8,603,164
2.00% 5/15/32	NZD	8,900,000	4,337,270
LVIP Mondrian Global Income Fund–1

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand (continued)
New Zealand Government Bonds (continued)
3.00% 4/20/29	NZD	7,000,000	$3,844,808
4.50% 4/15/27	NZD	14,000,000	8,093,638
			24,878,880
Norway–1.15%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	4,870,779
			4,870,779
Republic of Korea–4.04%
Korea Treasury Bonds
3.50% 9/10/28	KRW	12,700,000,000	8,870,115
3.88% 12/10/26	KRW	11,815,920,000	8,190,239
			17,060,354
United Kingdom–7.12%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,154,224
1.25% 10/22/41	GBP	12,300,000	9,191,507
1.25% 7/31/51	GBP	7,250,000	4,093,521
1.75% 9/7/37	GBP	2,652,000	2,454,174
4.25% 12/7/27	GBP	2,500,000	3,249,054
4.50% 9/7/34	GBP	6,200,000	7,948,153
			30,090,633
Total Sovereign Bonds (Cost $273,786,278)			238,288,096
SUPRANATIONAL BANKS–4.22%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	8,272,762
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,574,539
Total Supranational Banks (Cost $24,111,833)			17,847,301
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–36.87%
U.S. Treasury Bonds
1.13% 8/15/40	17,000,000	$10,653,555
2.25% 5/15/41	12,900,000	9,559,606
2.50% 2/15/46	11,400,000	8,107,359
2.75% 8/15/42	10,000,000	7,807,422
3.13% 8/15/44	8,800,000	7,097,750
3.63% 8/15/43	5,500,000	4,834,844
3.63% 2/15/53	12,381,100	10,427,691
4.50% 5/15/38	7,300,000	7,441,723
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,086,133
1.25% 8/15/31	22,000,000	18,559,922
1.63% 2/15/26	13,251,500	12,968,663
2.00% 8/15/25	11,750,000	11,650,400
2.13% 5/15/25	10,300,000	10,271,997
2.75% 2/15/28	13,100,000	12,698,812
4.13% 9/30/27	3,500,000	3,520,371
4.25% 1/31/26	12,052,000	12,064,523
Total U.S. Treasury Obligations (Cost $169,013,488)		155,750,771

	Number of Shares
MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	2,545,641	2,545,641
Total Money Market Fund (Cost $2,545,641)		2,545,641

TOTAL INVESTMENTS–99.34% (Cost $476,257,492)	419,712,094
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	2,785,208
NET ASSETS APPLICABLE TO 46,503,152 SHARES OUTSTANDING –100.00%	$422,497,302

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(20,080,000)	USD	12,477,310	4/30/25	$—	$(72,730)
SSB	CAD	(12,560,000)	USD	8,773,878	4/30/25	33,094	—
SSB	CAD	(445,000)	USD	309,443	4/30/25	—	(242)
SSB	CAD	1,378,500	USD	(964,821)	4/30/25	—	(5,492)
SSB	CNY	119,906,000	USD	(16,377,692)	4/30/25	322,540	—
SSB	EUR	(53,955,500)	USD	55,780,643	4/30/25	—	(2,655,844)
SSB	EUR	1,609,000	USD	(1,724,926)	4/30/25	17,701	—
SSB	EUR	1,504,500	USD	(1,634,253)	4/30/25	—	(4,804)
SSB	GBP	(23,641,000)	USD	28,846,676	4/30/25	—	(1,689,514)
SSB	GBP	240,500	USD	(300,445)	4/30/25	10,200	—
SSB	GBP	285,500	USD	(369,531)	4/30/25	—	(762)
SSB	JPY	9,674,646,000	USD	(62,855,029)	4/30/25	1,864,297	—
SSB	MXN	(369,803,000)	USD	17,658,171	4/30/25	—	(338,160)
SSB	MXN	(9,501,000)	USD	469,806	4/30/25	7,443	—
SSB	MXN	4,423,000	USD	(219,911)	4/30/25	—	(4,667)
SSB	NOK	287,132,500	USD	(25,266,051)	4/30/25	2,026,496	—
SSB	NZD	(43,441,000)	USD	24,380,562	4/30/25	—	(302,262)
Total Foreign Currency Exchange Contracts						$4,281,771	$(5,074,477)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
LVIP Mondrian Global Income Fund–3